Share-Based Incentives	12 Months Ended
Dec. 31, 2018
Share-based Arrangements with Employees and Nonemployees [Abstract]
Share-Based Incentives
Share-Based Incentives
During 2017, the Company designated a new class of voting common shares (Class B shares) that can be either granted to certain executives of the Company at the discretion of the Company or purchased by the executives. The granted shares are restricted from sale for a period of three years. Unrestricted Class B shares can be purchased by these executives twice a year at a price based on the latest U.S. GAAP book value as of the most recent valuation date of either June 30 or December 31. Unrestricted Class B shares can be sold or transferred at the option of the employee, and in accordance with the relevant subscription agreement, and can be sold to only the Company, subject to the employee having held a minimum of four times their gross LTI target value, unless otherwise agreed in writing. As a result, the Class B shares are accounted for as liabilities. The restricted Class B shares granted at $nil consideration are recognized at fair value over the restriction period. The compensation expense related to granted awards for the years ended December 31, 2018 and 2017 was approximately $3 million and $2 million, respectively. Shares purchased by executives in 2017 for a total of $11 million in cash were recorded as a liability on the Consolidated Balance Sheets, and was increased by less than $1 million for the excess of estimated fair value of the purchased shares over the purchase price paid as at December 31, 2018.
Upon change in control of the Company on March 18, 2016, all equity share-based awards fully vested and any remaining unrecognized share based compensation was fully expensed. As a result, at December 31, 2018 and 2017 there were no equity share-based awards outstanding. During 2016, the Company recognized a total share-based compensation expense of $36 million, and a related tax benefit of $40 million for tax deductions arising from the accelerated vesting upon change in control.